ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivables, net consist of the following:

	December 31,
	2024	2023

Accounts receivables – current	$2,345,843	$4,186,536
Less: allowance for expected credit loss	(503,160)	(189,069)
Accounts receivables – current, net	$1,842,683	$3,997,467

Accounts receivables – non-current	$1,836,167	$-
Less: allowance for expected credit loss	(313,104)	-
Accounts receivables – non-current, net	$1,523,063	$-

SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS

The movement of allowances for expected credit loss is as follows:

	December 31,
	2024	2023

Balance at beginning of the year	$(189,069)	$(35,900)
Provision for the year	(623,034)	(153,074)
Exchange adjustment	(4,161)	(95)
Ending balance	$(816,264)	$(189,069)